Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Utilities Portfolio
November 30, 2024
UTI-NPRT3-0125
1.810724.120
Common Stocks - 98.7%
	Shares	Value ($)
CANADA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
NexGen Energy Ltd (United States) (a)(b)	687,655	5,803,808
UNITED STATES - 98.4%
Industrials - 0.5%
Electrical Equipment - 0.5%
Array Technologies Inc (a)	545,956	3,663,364
Fluence Energy Inc Class A (a)(b)	384,644	7,235,154
		10,898,518
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SolarEdge Technologies Inc (a)	137,200	2,167,760
Utilities - 97.8%
Electric Utilities - 62.5%
Constellation Energy Corp	509,822	130,799,932
Duke Energy Corp	1,284,276	150,324,506
Edison International	976,266	85,667,342
Entergy Corp	592,561	92,540,251
Evergy Inc	635,300	41,059,439
Eversource Energy	1,056,799	68,152,968
Exelon Corp	241,800	9,565,608
FirstEnergy Corp	1,100,345	46,819,680
Hawaiian Electric Industries Inc (a)(b)	1,579,836	16,414,496
NextEra Energy Inc	2,608,738	205,229,418
NRG Energy Inc	649,318	65,977,202
PG&E Corp	5,263,092	113,840,680
Pinnacle West Capital Corp (b)	488,765	45,797,281
PPL Corp (b)	1,282,606	44,801,428
Southern Co/The	448,695	39,992,185
TXNM Energy Inc (b)	500,941	24,571,156
Xcel Energy Inc	1,086,979	78,871,196
		1,260,424,768
Gas Utilities - 1.8%
Southwest Gas Holdings Inc	190,859	14,917,539
UGI Corp	739,177	22,448,806
		37,366,345
Independent Power and Renewable Electricity Producers - 8.6%
AES Corp/The	3,389,133	44,194,294
Talen Energy Corp (a)(b)	41,856	8,974,345
Vistra Corp	751,230	120,076,603
		173,245,242
Multi-Utilities - 24.9%
Ameren Corp	796,295	75,162,285
CenterPoint Energy Inc	2,426,401	79,149,201
Consolidated Edison Inc	66,731	6,712,471
Dominion Energy Inc	636,700	37,406,125
NiSource Inc	1,510,676	57,541,649
Public Service Enterprise Group Inc	1,164,508	109,813,104
Sempra (b)	1,473,808	138,051,596
		503,836,431
TOTAL UTILITIES		1,974,872,786

TOTAL UNITED STATES		1,987,939,064
TOTAL COMMON STOCKS (Cost $1,406,921,661)		1,993,742,872

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	20,051,598	20,055,607
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	75,062,531	75,070,038
TOTAL MONEY MARKET FUNDS (Cost $95,125,645)			95,125,645

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $1,502,047,306)	2,088,868,517
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(67,840,265)
NET ASSETS - 100.0%	2,021,028,252

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	4,516,166	466,637,860	451,097,807	690,284	(612)	-	20,055,607	0.0%
Fidelity Securities Lending Cash Central Fund	43,358,278	478,078,037	446,366,277	19,560	-	-	75,070,038	0.3%
Total	47,874,444	944,715,897	897,464,084	709,844	(612)	-	95,125,645

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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